Income tax - Deferred tax (benefit) expense recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedge derivative instruments	$ 262	$ 389	$ 299
Other Comprehensive Income (Loss), Tax, Total	$ 262	$ 389	$ 299